Guggenheim BulletShares 2016 Corporate Bond ETF (Prospectus Summary): | Guggenheim BulletShares 2016 Corporate Bond ETF
Guggenheim BulletShares 2016 Corporate Bond ETF

CLAYMORE EXCHANGE-TRADED FUND TRUST

Guggenheim BulletShares 2012 Corporate Bond ETF

 Guggenheim BulletShares 2013 Corporate Bond ETF

Guggenheim BulletShares 2014 Corporate Bond ETF

Guggenheim BulletShares 2015 Corporate Bond ETF

Guggenheim BulletShares 2016 Corporate Bond ETF

Guggenheim BulletShares 2017 Corporate Bond ETF

Guggenheim BulletShares 2012 High Yield Corporate Bond ETF

Guggenheim BulletShares 2013 High Yield Corporate Bond ETF

Guggenheim BulletShares 2014 High Yield Corporate Bond ETF

Guggenheim BulletShares 2015 High Yield Corporate Bond ETF

Supplement to the currently effective Prospectus for the above-listed Funds:

The Guggenheim BulletShares 2011 Corporate Bond ETF has liquidated. Therefore, all references in the Prospectus to the Guggenheim BulletShares 2011 Corporate Bond ETF are hereby deleted.

Please Retain This Supplement for Future Reference